Lease liability (Details 1) $ in Millions	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 64,647
Recoverable taxes	563
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	10,366
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	7,994
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	5,671
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	4,008
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,316
Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	33,292
Scenario Previously Report [Member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	13,389
Recoverable taxes	272
Scenario Previously Report [Member] | Vessels [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	5,235
Scenario Previously Report [Member] | Vessels [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,577
Scenario Previously Report [Member] | Vessels [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,846
Scenario Previously Report [Member] | Vessels [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	679
Scenario Previously Report [Member] | Vessels [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	321
Scenario Previously Report [Member] | Vessels [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,731
Scenario Previously Report [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	718
Recoverable taxes	60
Scenario Previously Report [Member] | Others [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	215
Scenario Previously Report [Member] | Others [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	185
Scenario Previously Report [Member] | Others [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	138
Scenario Previously Report [Member] | Others [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	97
Scenario Previously Report [Member] | Others [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	55
Scenario Previously Report [Member] | Others [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	28
After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,095
After Readjustment [Member] | Vessels [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,774
Recoverable taxes	140
After Readjustment [Member] | Vessels [Member] | Not later than one year [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	396
After Readjustment [Member] | Vessels [Member] | Not later than one year [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	765
After Readjustment [Member] | Vessels [Member] | Later than one year and not later than two years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	394
After Readjustment [Member] | Vessels [Member] | Later than one year and not later than two years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	513
After Readjustment [Member] | Vessels [Member] | Later than two years and not later than three years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	207
After Readjustment [Member] | Vessels [Member] | Later than two years and not later than three years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	335
After Readjustment [Member] | Vessels [Member] | Later than three years and not later than four years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	67
After Readjustment [Member] | Vessels [Member] | Later than three years and not later than four years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	125
After Readjustment [Member] | Vessels [Member] | Later than four years and not later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	24
After Readjustment [Member] | Vessels [Member] | Later than four years and not later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2
After Readjustment [Member] | Vessels [Member] | Later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	7
After Readjustment [Member] | Vessels [Member] | Later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	34
After Readjustment [Member] | Others [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	855
Recoverable taxes	63
After Readjustment [Member] | Others [Member] | Not later than one year [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	248
After Readjustment [Member] | Others [Member] | Later than one year and not later than two years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	213
After Readjustment [Member] | Others [Member] | Later than two years and not later than three years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	145
After Readjustment [Member] | Others [Member] | Later than three years and not later than four years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	102
After Readjustment [Member] | Others [Member] | Later than four years and not later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	106
After Readjustment [Member] | Others [Member] | Later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	41
After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	44,908
After Readjustment [Member] | Platforms [Member] | Not later than one year [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	3,373
After Readjustment [Member] | Platforms [Member] | Later than one year and not later than two years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,939
After Readjustment [Member] | Platforms [Member] | Later than two years and not later than three years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,851
After Readjustment [Member] | Platforms [Member] | Later than three years and not later than four years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,829
After Readjustment [Member] | Platforms [Member] | Later than four years and not later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	2,711
After Readjustment [Member] | Platforms [Member] | Later than five years [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	30,205
After Readjustment [Member] | Properties [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	1,908
Recoverable taxes	28
After Readjustment [Member] | Properties [Member] | Not later than one year [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	134
After Readjustment [Member] | Properties [Member] | Later than one year and not later than two years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	173
After Readjustment [Member] | Properties [Member] | Later than two years and not later than three years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	149
After Readjustment [Member] | Properties [Member] | Later than three years and not later than four years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	109
After Readjustment [Member] | Properties [Member] | Later than four years and not later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	97
After Readjustment [Member] | Properties [Member] | Later than five years [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Nominal Future Payments	$ 1,246